Segment information - Additional information (Detail)	12 Months Ended
Dec. 31, 2019
Argentina [member]
Disclosure of geographical areas [line items]
Revenue percentage	99.00%
Mexico [member]
Disclosure of geographical areas [line items]
Revenue percentage	1.00%